SCHEDULE OF CHANGES IN NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2023	$ 26	$ (21)	$ (21)	$ 219
Net income (loss) attributable to non-controlling interest	(13)	(50)	351	(210)
Balance, December 31, 2023	13		26	(21)
Allocation of equity to non-controlling interest for settlement of shares issued to settle debt to parent				292
Allocation of equity to non-controlling interest due to equity-based compensation issued			(600)	(322)
Allocation of equity to non-controlling interest due to sale of subsidiary stock			296
ViralClear Pharmaceuticals, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2023	(158)	(21)	(21)	219
Net income (loss) attributable to non-controlling interest	(13)	(50)	463	(210)
Balance, December 31, 2023	(171)		(158)	(21)
Allocation of equity to non-controlling interest for settlement of shares issued to settle debt to parent				292
Allocation of equity to non-controlling interest due to equity-based compensation issued			(600)	(322)
Allocation of equity to non-controlling interest due to sale of subsidiary stock
BioSig AI Sciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2023	184
Net income (loss) attributable to non-controlling interest			(112)
Balance, December 31, 2023	$ 184		184
Allocation of equity to non-controlling interest for settlement of shares issued to settle debt to parent
Allocation of equity to non-controlling interest due to equity-based compensation issued
Allocation of equity to non-controlling interest due to sale of subsidiary stock			$ 296